OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2015	2014

Government authorities	$351	$305
Employees	74	87
Prepaid expenses	1,440	1,160
Others (1)	175	301

	$2,040	$1,853

(1)	The balance as of December 31, 2015 and 2014 includes the amounts of $60 and $56, respectively, which are receivable from Nehoray.